GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill

Goodwill is comprised of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Acquisition of SH Guotong	12,507	12,507	2,007
Acquisition of the Managed Network Entities	157,664	157,664	25,307
Acquisition of Gehua	47,265	47,265	7,587
Acquisition of Fastweb	—	79,252	12,721

	217,436	296,688	47,622